Annual Total Returns[BarChart] - ProShares UltraShort MidCap400 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.81%)	(33.68%)	(47.27%)	(21.70%)	(3.06%)	(36.44%)	(27.16%)	22.40%	(37.81%)	(52.99%)